TAXES ON INCOME (Schedule of Income before Income Tax, Domestic And Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Line Items]
Income before taxes on income	$ 83,680	$ 53,900	$ 69,649
Domestic [Member]
Taxes on Income [Line Items]
Income before taxes on income	68,517	67,559	46,858
Foreign [Member]
Taxes on Income [Line Items]
Income before taxes on income	$ 15,163	$ (13,659)	$ 22,791